UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22148

                         PowerShares Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                         Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Andrew Schlossberg

President

3500 Lacey Road

                                 Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-983-0903

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The schedules of investments for the nine month period ended July 31, 2014 is set forth below.

Schedule of Investments(a)

PowerShares Active U.S. Real Estate Fund (PSR)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Diversified - 6.6%
4,075	American Assets Trust, Inc.	$139,732
79,988	Cousins Properties, Inc.	990,251
37,827	Duke Realty Corp.	680,508
16,903	Liberty Property Trust	594,479
		2,404,970
	Health Care - 11.1%
29,361	Health Care REIT, Inc.	1,868,240
33,774	Ventas, Inc.	2,144,649
		4,012,889
	Hotel & Resort - 7.8%
5,738	Chesapeake Lodging Trust	170,304
22,325	DiamondRock Hospitality Co.	273,704
14,195	FelCor Lodging Trust, Inc.	148,622
69,755	Host Hotels & Resorts, Inc.	1,516,474
11,780	LaSalle Hotel Properties	409,826
23,084	Sunstone Hotel Investors, Inc.	327,562
		2,846,492
	Industrial - 4.4%
37,016	DCT Industrial Trust, Inc.	289,835
3,573	EastGroup Properties, Inc.	222,812
12,406	First Industrial Realty Trust, Inc.	223,929
20,727	Prologis, Inc.	845,869
		1,582,445
	Office - 12.9%
8,200	Alexandria Real Estate Equities, Inc.	644,520
21,954	BioMed Realty Trust, Inc.	472,011
17,290	Boston Properties, Inc.	2,065,291
17,900	Brandywine Realty Trust	278,345
9,979	Franklin Street Properties Corp.	121,145
6,344	Hudson Pacific Properties, Inc.	162,406
9,366	Kilroy Realty Corp.	579,193
17,762	Piedmont Office Realty Trust, Inc., Class A	345,471
		4,668,382
	Residential - 14.1%
12,033	American Campus Communities, Inc.	468,324
11,035	Apartment Investment & Management Co., Class A	377,176
9,663	AvalonBay Communities, Inc.	1,430,897
9,700	Camden Property Trust	701,892
5,846	Equity Residential	377,944
7,090	Essex Property Trust, Inc.	1,344,051
5,956	Mid-America Apartment Communities, Inc.	416,444
		5,116,728
	Retail - 24.8%
6,594	Acadia Realty Trust	186,149
29,330	Brixmor Property Group, Inc.	664,324
50,616	DDR Corp.	887,805
4,658	Federal Realty Investment Trust	568,742
57,365	General Growth Properties, Inc.	1,340,620
22,765	Kimco Realty Corp.	509,481
5,157	Macerich Co. (The)	335,257
39,187	National Retail Properties, Inc.	1,393,882
14,264	Simon Property Group, Inc.	2,399,062
5,736	Tanger Factory Outlet Centers, Inc.	198,752
2,499	Taubman Centers, Inc.	183,826
18,179	Washington Prime Group, Inc.(b)	343,401
		9,011,301
	Specialized - 18.3%
19,266	American Tower Corp.	1,818,518
21,801	Crown Castle International Corp.	1,617,198

10,942	CubeSmart	$199,254
11,152	Plum Creek Timber Co., Inc.	461,358
6,206	Public Storage	1,065,011
3,701	Sovran Self Storage, Inc.	283,941
38,618	Weyerhaeuser Co.	1,209,516
		6,654,796
	Total Real Estate Investment Trusts (Cost $34,759,490)	36,298,003
	Money Market Fund - 0.0%
3,359	Invesco Premier Portfolio - Institutional Class(c) (Cost $3,359)	3,359
	Total Investments (Cost $34,762,849)(d) - 100.0%	36,301,362
	Other assets less liabilities - (0.0)%	(2,673)
	Net Assets - 100.0%	$36,298,689

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $34,954,422. The net unrealized appreciation was $1,346,940, which consisted of aggregate gross unrealized appreciation of $1,782,235 and aggregate gross unrealized depreciation of $435,295.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares China A-Share Portfolio (CHNA)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Money Market Funds(a) - 72.0%
400,000	Invesco Premier Portfolio - Institutional Class	$400,000
400,000	Invesco Premier Tax-Exempt Portfolio - Institutional Class	400,000
200,000	Invesco Short-Term Investment Trust - Government & Agency Portfolio - Institutional Class	200,000
400,000	Invesco Short-Term Investment Trust - STIC Prime Portfolio - Institutional Class	400,000
400,000	Invesco Short-Term Investment Trust - Treasury Portfolio	400,000

	Total Investments (Cost $1,800,000)(b) - 72.0%	1,800,000
	Other assets less liabilities(c) - 28.0%	698,380
	Net Assets - 100.0%	$2,498,380

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(b)	At July 31, 2014, cost of investments on a tax basis includes adjustments of financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments is the same for tax and financial reporting purposes.
(c)	Includes net unrealized appreciation on financial futures contracts as follows:

Open Futures Contracts
	Number of Contracts	Expiration Date/ Commitment	Notional Value	Unrealized Appreciation

SGX FTSE China A50 Index Futures	338	August- 2014/Long	$2,492,936	$55,099

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Multi-Strategy Alternative Portfolio (LALT)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 42.7%
	Consumer Discretionary - 5.9%
735	AutoNation, Inc.(b)	$39,190
3,435	Best Buy Co., Inc.	102,123
2,527	Cablevision Systems Corp., Class A	48,569
3,332	D.R. Horton, Inc.	68,972
557	Fossil Group, Inc.(b)	54,586
2,640	GameStop Corp., Class A	110,801
2,861	General Motors Co.	96,759
1,833	Macy’s, Inc.	105,929
718	Mohawk Industries, Inc.(b)	89,585
962	PVH Corp.	105,993
9,763	Staples, Inc.	113,153
1,261	Urban Outfitters, Inc.(b)	45,056
1,249	Walt Disney Co. (The)	107,264
768	Whirlpool Corp.	109,547
1,487	Wyndham Worldwide Corp.	112,343
		1,309,870
	Consumer Staples - 2.0%
2,382	Archer-Daniels-Midland Co.	110,525
2,764	Coca-Cola Enterprises, Inc.	125,624
1,357	Procter & Gamble Co. (The)	104,923
3,169	Safeway, Inc.	109,204
		450,276
	Energy - 8.6%
2,378	Cameron International Corp.(b)	168,624
828	Chevron Corp.	107,011
2,185	Diamond Offshore Drilling, Inc.	102,236
1,982	Ensco PLC, Class A	100,388
1,773	EQT Corp.	166,343
1,062	Exxon Mobil Corp.	105,074
916	Helmerich & Payne, Inc.	97,334
1,086	Hess Corp.	107,492
1,351	Marathon Petroleum Corp.	112,782
1,618	Murphy Oil Corp.	100,526
1,306	National Oilwell Varco, Inc.	105,838
1,587	Newfield Exploration Co.(b)	63,956
1,055	Occidental Petroleum Corp.	103,084
2,415	ONEOK, Inc.	155,599
2,132	QEP Resources, Inc.	70,463
1,452	Rowan Cos. PLC, Class A	44,315
2,414	Transocean Ltd.	97,381
2,124	Valero Energy Corp.	107,899
		1,916,345
	Financials - 2.9%
3,186	CBRE Group, Inc., Class A(b)	98,256
3,491	E*TRADE Financial Corp.(b)	73,381
5,606	Genworth Financial, Inc., Class A(b)	73,439
5,528	Hudson City Bancorp, Inc.	53,898
1,194	Legg Mason, Inc.	56,655
2,203	Moody’s Corp.	191,661
3,165	XL Group PLC (Ireland)	102,040
		649,330
	Health Care - 3.3%
2,041	DaVita HealthCare Partners, Inc.(b)	143,768
1,721	Eli Lilly & Co.	105,084
1,792	Humana, Inc.	210,829
3,554	Pfizer, Inc.	102,000
1,807	Quest Diagnostics, Inc.	110,408
1,124	Tenet Healthcare Corp.(b)	59,313
		731,402

	Industrials - 6.3%
3,114	ADT Corp. (The)	$108,367
4,571	General Dynamics Corp.	533,756
2,019	Iron Mountain, Inc.	67,657
4,056	Masco Corp.	84,365
900	Northrop Grumman Corp.	110,943
2,365	Pitney Bowes, Inc.	63,997
2,580	Quanta Services, Inc.(b)	86,404
1,167	Raytheon Co.	105,928
1,582	Rockwell Collins, Inc.	115,913
631	Ryder System, Inc.	54,348
685	Snap-on, Inc.	82,337
		1,414,015
	Information Technology - 6.1%
3,708	CA, Inc.	107,087
4,313	Cisco Systems, Inc.	108,817
1,701	Computer Sciences Corp.	106,125
4,913	Corning, Inc.	96,540
4,043	EMC Corp.	118,460
3,483	Intel Corp.	118,039
5,492	Juniper Networks, Inc.(b)	129,282
2,654	Motorola Solutions, Inc.	169,007
2,909	NetApp, Inc.	112,986
5,777	NVIDIA Corp.	101,098
4,746	Symantec Corp.	112,290
1,469	VeriSign, Inc.(b)	79,399
		1,359,130
	Materials - 3.2%
441	CF Industries Holdings, Inc.	110,400
2,096	Dow Chemical Co. (The)	107,043
1,653	E.I. du Pont de Nemours & Co.	106,304
1,092	LyondellBasell Industries NV, Class A	116,025
2,447	MeadWestvaco Corp.	102,285
2,199	Mosaic Co. (The)	101,396
1,945	Owens-Illinois, Inc.(b)	60,664
		704,117
	Telecommunication Services - 1.5%
3,026	AT&T, Inc.	107,695
18,424	Frontier Communications Corp.	120,677
2,175	Verizon Communications, Inc.	109,664
		338,036
	Utilities - 2.9%
5,059	CenterPoint Energy, Inc.	123,035
1,495	Duke Energy Corp.	107,834
1,563	Integrys Energy Group, Inc.	102,470
3,763	NRG Energy, Inc.	116,502
1,897	Pinnacle West Capital Corp.	101,471
5,965	TECO Energy, Inc.	104,149
		655,461

	Total Common Stocks (Cost $9,636,450)	9,527,982

	Money Market Funds(c) - 47.7%
2,122,500	Invesco Premier Portfolio - Institutional Class	2,122,500
2,122,500	Invesco Premier Tax - Exempt Portfolio - Institutional Class	2,122,500
2,122,500	Invesco Short - Term Investment Trust - Government & Agency Portfolio - Institutional Class	2,122,500
2,122,500	Invesco Short - Term Investment Trust -STIC Prime Portfolio - Institutional Class	2,122,500
2,122,500	Invesco Short - Term Investment Trust - Treasury Portfolio - Institutional Class	2,122,500

	Total Money Market Funds (Cost 10,612,500)	10,612,500

	Total Investments (Cost $20,248,950)(d) - 90.4%	20,140,482
	Other assets less liabilities(e)(f) - 9.6%	2,130,241
	Net Assets - 100.0%	$22,270,723

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	In the Fund’s initial year of operations, the cost of investments for the tax purposes will not reflect any tax adjustments until its fiscal year end reporting period. At July 31, 2014, the cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $108,468, which consisted of aggregate gross unrealized appreciation of $127,753 and aggregate gross unrealized depreciation of $236,221.
(e)	Includes net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open Futures Contracts
	Number of Contracts	Expiration Date/ Commitment	Notional Value	Unrealized Appreciation/ (Depreciation)

S&P 500 E-Mini Futures	(99)	September- 2014/Short	$(9,527,760)	$79,676
CBOE Volatility Index (VIX) Futures	(37)	September- 2014/Short	(573,500)	(55,983)
CBOE Volatility Index (VIX) Futures	17	October- 2014/Long	267,750	21,732
CBOE Volatility Index (VIX) Futures	44	November- 2014/Long	708,400	37,071
Eurodollar Futures	283	June- 2015/Long	70,314,888	(56,473)

			$61,189,778	$26,023

(f)	Includes net unrealized appreciation (depreciation) on forward foreign currency contracts outstanding as follows:

Open Forward Foreign Currency Contracts
							Unreali- zed Appre- ciation (Depre- ciation)
	Counter- party					Notional Value
Settlement Date		Contract to
		Deliver		Receive
8/20/2014	Morgan Stanley	CAD	492,699	USD	458,400	$452,351	$6,049
8/20/2014	Morgan Stanley	CAD	60,447	USD	55,500	55,497	3
8/20/2014	Morgan Stanley	EUR	1,804,610	USD	2,438,200	2,414,726	23,474
8/20/2014	Morgan Stanley	EUR	220,613	USD	295,200	295,199	1
8/20/2014	Morgan Stanley	GBP	223,940	USD	382,100	378,015	4,085
8/20/2014	Morgan Stanley	GBP	27,368	USD	46,200	46,198	2
8/20/2014	Morgan Stanley	JPY	216,458,825	USD	2,135,200	2,105,164	30,036
8/20/2014	Morgan Stanley	JPY	26,580,875	USD	258,500	258,511	(11)
8/20/2014	Morgan Stanley	SEK	924,304	USD	135,000	133,830	1,170
8/20/2014	Morgan Stanley	SEK	113,267	USD	16,400	16,400	-
8/20/2014	Morgan Stanley	USD	2,142,000	AUD	2,287,807	2,123,954	(18,046)
8/20/2014	Morgan Stanley	USD	259,400	AUD	279,302	259,298	(102)
8/20/2014	Morgan Stanley	USD	24,500	CHF	22,030	24,231	(269)
8/20/2014	Morgan Stanley	USD	2,900	CHF	2,637	2,900	-
8/20/2014	Morgan Stanley	USD	1,027,800	NOK	6,372,822	1,011,141	(16,659)
8/20/2014	Morgan Stanley	USD	124,400	NOK	783,900	124,377	(23)
8/20/2014	Morgan Stanley	USD	2,354,600	NZD	2,722,553	2,306,140	(48,460)
8/20/2014	Morgan Stanley	USD	285,100	NZD	336,427	284,971	(129)

Total open forward foreign currency contracts							$(18,879)

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - Pound Sterling

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments(a)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 74.3%
	Consumer Discretionary - 8.8%
6,066	Amazon.com, Inc.(b)	$1,898,597
1,036	AutoNation, Inc.(b)	55,240
539	AutoZone, Inc.(b)	278,679
3,343	Bed Bath & Beyond, Inc.(b)	211,578
4,453	Best Buy Co., Inc.	132,388
3,715	BorgWarner, Inc.	231,259
3,454	Cablevision Systems Corp., Class A	66,386
3,609	CarMax, Inc.(b)	176,155
7,112	Carnival Corp.	257,597
7,929	CBS Corp., Class B	450,605
507	Chipotle Mexican Grill, Inc.(b)	340,957
4,494	Coach, Inc.	155,313
42,290	Comcast Corp., Class A	2,272,242
4,677	D.R. Horton, Inc.	96,814
2,121	Darden Restaurants, Inc.	99,157
4,506	Delphi Automotive PLC (United Kingdom)	301,001
7,631	DIRECTV(b)	656,648
3,524	Discovery Communications, Inc., Class A(b)	300,280
4,952	Dollar General Corp.(b)	273,499
3,396	Dollar Tree, Inc.(b)	184,980
1,652	Expedia, Inc.	131,202
1,563	Family Dollar Stores, Inc.	116,834
64,357	Ford Motor Co.	1,095,356
784	Fossil Group, Inc.(b)	76,832
1,865	GameStop Corp., Class A	78,274
3,689	Gannett Co., Inc.	120,704
4,230	Gap, Inc. (The)	169,665
2,020	Garmin Ltd.	111,181
21,395	General Motors Co.	723,579
2,474	Genuine Parts Co.	204,897
4,475	Goodyear Tire & Rubber Co. (The)	112,636
68	Graham Holdings Co., Class B	46,631
4,461	H&R Block, Inc.	143,332
3,528	Harley-Davidson, Inc.	218,101
1,097	Harman International Industries, Inc.	119,079
1,872	Hasbro, Inc.	93,525
22,244	Home Depot, Inc. (The)	1,798,427
6,868	Interpublic Group of Cos., Inc. (The)	135,368
10,810	Johnson Controls, Inc.	510,664
3,170	Kohl’s Corp.	169,722
3,984	L Brands, Inc.	230,952
2,301	Leggett & Platt, Inc.	75,473
2,871	Lennar Corp., Class A	104,016
16,202	Lowe’s Cos., Inc.	775,266
5,853	Macy’s, Inc.	338,245
3,598	Marriott International, Inc., Class A	232,827
5,526	Mattel, Inc.	195,759
16,087	McDonald’s Corp.	1,521,187
2,921	Michael Kors Holdings Ltd.(b)	238,003
1,008	Mohawk Industries, Inc.(b)	125,768
979	Netflix, Inc.(b)	413,843
4,506	Newell Rubbermaid, Inc.	146,355
8,114	News Corp., Class A(b)	143,212
11,977	NIKE, Inc., Class B	923,786
2,306	Nordstrom, Inc.	159,644
4,200	Omnicom Group, Inc.	293,958
1,732	O’Reilly Automotive, Inc.(b)	259,800
1,608	PetSmart, Inc.	109,569
850	Priceline Group, Inc. (The)(b)	1,056,082
5,554	PulteGroup, Inc.	98,028

1,335	PVH Corp.	$147,090
958	Ralph Lauren Corp.	149,314
3,462	Ross Stores, Inc.	222,953
1,765	Scripps Networks Interactive, Inc., Class A	145,454
10,550	Staples, Inc.	122,275
12,228	Starbucks Corp.	949,871
3,133	Starwood Hotels & Resorts Worldwide, Inc.	240,740
10,305	Target Corp.	614,075
1,810	Tiffany & Co.	176,674
4,524	Time Warner Cable, Inc.	656,432
14,333	Time Warner, Inc.	1,189,926
11,386	TJX Cos., Inc. (The)	606,760
2,279	Tractor Supply Co.	141,685
1,818	TripAdvisor, Inc.(b)	172,419
31,154	Twenty-First Century Fox, Inc., Class A	986,959
2,636	Under Armour, Inc., Class A(b)	175,953
1,628	Urban Outfitters, Inc.(b)	58,168
5,590	VF Corp.	342,499
6,359	Viacom, Inc., Class B	525,699
26,193	Walt Disney Co. (The)	2,249,455
1,281	Whirlpool Corp.	182,722
2,091	Wyndham Worldwide Corp.	157,975
1,315	Wynn Resorts Ltd.	280,358
7,171	Yum! Brands, Inc.	497,667
		33,050,280
	Consumer Staples - 6.9%
32,299	Altria Group, Inc.	1,311,339
10,625	Archer-Daniels-Midland Co.	493,000
7,070	Avon Products, Inc.	93,324
2,632	Brown-Forman Corp., Class B	228,063
2,900	Campbell Soup Co.	120,611
2,096	Clorox Co. (The)	182,080
61,506	Coca-Cola Co. (The)	2,416,571
3,782	Coca-Cola Enterprises, Inc.	171,892
14,172	Colgate-Palmolive Co.	898,505
6,832	ConAgra Foods, Inc.	205,848
2,725	Constellation Brands, Inc., Class A(b)	226,883
7,126	Costco Wholesale Corp.	837,590
19,022	CVS Caremark Corp.	1,452,520
3,185	Dr Pepper Snapple Group, Inc.	187,151
4,134	Estee Lauder Cos., Inc. (The), Class A	303,684
10,006	General Mills, Inc.	501,801
2,408	Hershey Co. (The)	212,265
2,175	Hormel Foods Corp.	98,440
1,666	J.M. Smucker Co. (The)	166,000
4,164	Kellogg Co.	249,132
2,075	Keurig Green Mountain, Inc.	247,506
6,117	Kimberly-Clark Corp.	635,373
9,704	Kraft Foods Group, Inc.	519,989
8,269	Kroger Co. (The)	405,016
5,880	Lorillard, Inc.	355,622
2,120	McCormick & Co., Inc.	139,454
3,264	Mead Johnson Nutrition Co.	298,460
2,595	Molson Coors Brewing Co., Class B	175,240
27,519	Mondelez International, Inc., Class A	990,684
2,184	Monster Beverage Corp.(b)	139,689
24,645	PepsiCo, Inc.	2,171,224
25,596	Philip Morris International, Inc.	2,099,128
44,042	Procter & Gamble Co. (The)	3,405,327
5,053	Reynolds American, Inc.	282,210
3,717	Safeway, Inc.	128,088
9,488	Sysco Corp.	338,627
4,783	Tyson Foods, Inc., Class A	177,975
14,280	Walgreen Co.	982,036
26,208	Wal-Mart Stores, Inc.	1,928,385
6,000	Whole Foods Market, Inc.	229,320
		26,006,052
	Energy - 7.9%
8,211	Anadarko Petroleum Corp.	877,345
6,288	Apache Corp.	645,526
7,101	Baker Hughes, Inc.	488,336
6,805	Cabot Oil & Gas Corp.	224,225
3,355	Cameron International Corp.(b)	237,903

Schedule of Investments(a)

8,196	Chesapeake Energy Corp.	$216,129
30,957	Chevron Corp.	4,000,883
1,411	Cimarex Energy Co.	196,157
19,994	ConocoPhillips	1,649,505
3,732	CONSOL Energy, Inc.	144,876
5,784	Denbury Resources, Inc.	98,039
6,257	Devon Energy Corp.	472,403
1,098	Diamond Offshore Drilling, Inc.	51,375
3,781	Ensco PLC, Class A	191,508
8,910	EOG Resources, Inc.	975,110
2,450	EQT Corp.	229,859
69,863	Exxon Mobil Corp.	6,912,245
3,800	FMC Technologies, Inc.(b)	231,040
13,739	Halliburton Co.	947,854
1,764	Helmerich & Payne, Inc.	187,443
4,280	Hess Corp.	423,634
10,842	Kinder Morgan, Inc.	390,095
11,019	Marathon Oil Corp.	426,986
4,708	Marathon Petroleum Corp.	393,024
2,723	Murphy Oil Corp.	169,180
4,226	Nabors Industries Ltd.	114,778
6,957	National Oilwell Varco, Inc.	563,795
2,197	Newfield Exploration Co.(b)	88,539
4,154	Noble Corp. PLC	130,311
5,838	Noble Energy, Inc.	388,169
12,760	Occidental Petroleum Corp.	1,246,780
3,393	ONEOK, Inc.	218,611
4,433	Peabody Energy Corp.	67,249
9,214	Phillips 66	747,348
2,335	Pioneer Natural Resources Co.	517,109
2,905	QEP Resources, Inc.	96,010
2,723	Range Resources Corp.	205,832
2,050	Rowan Cos. PLC, Class A	62,566
21,175	Schlumberger Ltd.	2,295,158
5,754	Southwestern Energy Co.(b)	233,497
10,895	Spectra Energy Corp.	445,823
2,106	Tesoro Corp.	129,603
5,517	Transocean Ltd.	222,556
8,689	Valero Energy Corp.	441,401
12,039	Williams Cos., Inc. (The)	681,769
		29,677,584
	Financials - 12.0%
5,505	ACE Ltd.	551,051
894	Affiliated Managers Group, Inc.(b)	178,129
7,388	Aflac, Inc.	441,359
7,075	Allstate Corp. (The)	413,534
14,808	American Express Co.	1,303,104
23,530	American International Group, Inc.	1,223,089
6,418	American Tower Corp. REIT	605,795
3,106	Ameriprise Financial, Inc.	371,478
4,810	Aon PLC	405,772
2,371	Apartment Investment & Management Co., Class A REIT	81,041
1,143	Assurant, Inc.	72,420
1,988	AvalonBay Communities, Inc. REIT	294,383
171,055	Bank of America Corp.	2,608,589
18,540	Bank of New York Mellon Corp. (The)	723,802
11,676	BB&T Corp.	432,246
29,298	Berkshire Hathaway, Inc., Class B(b)	3,674,848
2,039	BlackRock, Inc.	621,344
2,484	Boston Properties, Inc. REIT	296,714
9,288	Capital One Financial Corp.	738,768
4,506	CBRE Group, Inc., Class A(b)	138,965
19,045	Charles Schwab Corp. (The)	528,499
3,971	Chubb Corp. (The)	344,325
2,381	Cincinnati Financial Corp.	109,574
49,417	Citigroup, Inc.	2,416,985
5,111	CME Group, Inc.	377,907
2,931	Comerica, Inc.	147,312
5,436	Crown Castle International Corp. REIT	403,242
7,601	Discover Financial Services	464,117
4,703	E*TRADE Financial Corp.(b)	98,857
5,482	Equity Residential REIT	354,411

1,025	Essex Property Trust, Inc. REIT	$194,309
13,816	Fifth Third Bancorp	282,952
6,565	Franklin Resources, Inc.	355,495
8,448	General Growth Properties, Inc. REIT	197,430
8,097	Genworth Financial, Inc., Class A(b)	106,071
6,770	Goldman Sachs Group, Inc. (The)	1,170,330
7,332	Hartford Financial Services Group, Inc. (The)	250,461
7,443	HCP, Inc. REIT	309,108
4,980	Health Care REIT, Inc. REIT	316,877
12,335	Host Hotels & Resorts, Inc. REIT	268,163
7,685	Hudson City Bancorp, Inc.	74,929
13,466	Huntington Bancshares, Inc.	132,236
1,868	IntercontinentalExchange, Inc.	359,067
7,081	Invesco Ltd.(c)	266,458
61,568	JPMorgan Chase & Co.	3,550,627
14,454	KeyCorp	195,707
6,623	Kimco Realty Corp. REIT	148,223
1,652	Legg Mason, Inc.	78,387
5,183	Leucadia National Corp.	128,072
4,278	Lincoln National Corp.	224,124
4,982	Loews Corp.	209,892
2,134	M&T Bank Corp.	259,281
2,317	Macerich Co. (The) REIT	150,628
8,950	Marsh & McLennan Cos., Inc.	454,392
4,430	McGraw-Hill Financial, Inc.	355,375
18,295	MetLife, Inc.	962,317
3,082	Moody’s Corp.	268,134
22,760	Morgan Stanley	736,058
1,876	NASDAQ OMX Group, Inc. (The)	79,148
6,913	Navient Corp.	118,904
3,647	Northern Trust Corp.	243,948
5,022	People’s United Financial, Inc.	72,919
2,883	Plum Creek Timber Co., Inc. REIT	119,270
8,695	PNC Financial Services Group, Inc. (The)	717,859
4,467	Principal Financial Group, Inc.	221,921
8,914	Progressive Corp. (The)	208,944
8,131	Prologis, Inc. REIT	331,826
7,492	Prudential Financial, Inc.	651,579
2,362	Public Storage REIT	405,343
22,439	Regions Financial Corp.	227,531
5,047	Simon Property Group, Inc. REIT	848,855
7,034	State Street Corp.	495,475
8,682	SunTrust Banks, Inc.	330,350
4,265	T. Rowe Price Group, Inc.	331,220
2,136	Torchmark Corp.	112,653
5,631	Travelers Cos., Inc. (The)	504,312
29,544	U.S. Bancorp	1,241,734
4,212	Unum Group	144,598
4,782	Ventas, Inc. REIT	303,657
2,855	Vornado Realty Trust REIT	302,687
77,967	Wells Fargo & Co.	3,968,520
8,515	Weyerhaeuser Co. REIT	266,690
4,432	XL Group PLC	142,888
3,293	Zions Bancorp.	94,904
		44,914,498
	Health Care - 10.0%
24,462	Abbott Laboratories	1,030,340
25,873	AbbVie, Inc.	1,354,193
4,300	Actavis PLC(b)	921,318
5,814	Aetna, Inc.	450,759
5,447	Agilent Technologies, Inc.	305,522
3,208	Alexion Pharmaceuticals, Inc.(b)	510,040
4,836	Allergan, Inc.	802,099
3,679	AmerisourceBergen Corp.	282,952
12,319	Amgen, Inc.	1,569,317
8,805	Baxter International, Inc.	657,646
3,144	Becton, Dickinson and Co.	365,459
3,864	Biogen Idec, Inc.(b)	1,292,083
21,427	Boston Scientific Corp.(b)	273,837
26,957	Bristol-Myers Squibb Co.	1,364,563
1,257	C.R. Bard, Inc.	187,582
5,551	Cardinal Health, Inc.	397,729

Schedule of Investments(a)

3,399	CareFusion Corp.(b)	$148,842
13,015	Celgene Corp.(b)	1,134,257
4,776	Cerner Corp.(b)	263,635
4,395	Cigna Corp.	395,726
7,339	Covidien PLC	634,897
2,882	DaVita HealthCare Partners, Inc.(b)	203,008
2,329	DENTSPLY International, Inc.	108,112
1,743	Edwards Lifesciences Corp.(b)	157,306
16,045	Eli Lilly & Co.	979,708
12,597	Express Scripts Holding Co.(b)	877,381
25,007	Gilead Sciences, Inc.(b)	2,289,391
2,703	Hospira, Inc.(b)	149,935
2,524	Humana, Inc.	296,949
620	Intuitive Surgical, Inc.(b)	283,681
46,014	Johnson & Johnson	4,605,541
1,368	Laboratory Corp. of America Holdings(b)	141,848
3,740	McKesson Corp.	717,556
16,278	Medtronic, Inc.	1,005,004
47,545	Merck & Co., Inc.	2,697,703
6,079	Mylan, Inc.(b)	300,120
1,326	Patterson Cos., Inc.	51,727
1,836	PerkinElmer, Inc.	84,860
2,164	Perrigo Co. PLC	325,574
103,783	Pfizer, Inc.	2,978,572
2,353	Quest Diagnostics, Inc.	143,768
1,302	Regeneron Pharmaceuticals, Inc.(b)	411,718
4,651	St. Jude Medical, Inc.	303,199
4,799	Stryker Corp.	382,816
1,576	Tenet Healthcare Corp.(b)	83,166
6,495	Thermo Fisher Scientific, Inc.	789,143
15,923	UnitedHealth Group, Inc.	1,290,559
1,669	Varian Medical Systems, Inc.(b)	137,108
3,867	Vertex Pharmaceuticals, Inc.(b)	343,815
1,367	Waters Corp.(b)	141,403
4,541	WellPoint, Inc.	498,647
2,712	Zimmer Holdings, Inc.	271,390
8,134	Zoetis, Inc.	267,690
		37,661,194
	Industrials - 7.6%
10,097	3M Co.	1,422,566
2,849	ADT Corp. (The)	99,145
1,486	Allegion PLC	76,425
3,985	AMETEK, Inc.	194,030
10,897	Boeing Co. (The)	1,312,871
2,394	C.H. Robinson Worldwide, Inc.	161,499
10,132	Caterpillar, Inc.	1,020,799
1,631	Cintas Corp.	102,101
16,342	CSX Corp.	488,953
2,788	Cummins, Inc.	388,619
9,785	Danaher Corp.	722,916
5,897	Deere & Co.	501,894
13,783	Delta Air Lines, Inc.	516,311
2,695	Dover Corp.	231,123
587	Dun & Bradstreet Corp. (The)	64,588
7,736	Eaton Corp. PLC	525,429
11,405	Emerson Electric Co.	725,928
2,011	Equifax, Inc.	153,017
3,203	Expeditors International of Washington, Inc.	138,305
4,449	Fastenal Co.	197,313
4,513	FedEx Corp.	662,869
2,210	Flowserve Corp.	163,628
2,600	Fluor Corp.	189,462
5,296	General Dynamics Corp.	618,414
163,164	General Electric Co.	4,103,575
12,728	Honeywell International, Inc.	1,168,812
6,155	Illinois Tool Works, Inc.	506,987
4,059	Ingersoll-Rand PLC	238,629
2,805	Iron Mountain, Inc.	93,996
2,127	Jacobs Engineering Group, Inc.(b)	108,073
1,607	Joy Global, Inc.	95,231
1,811	Kansas City Southern	197,508
1,386	L-3 Communications Holdings, Inc.	145,475

4,331	Lockheed Martin Corp.	$723,147
5,788	Masco Corp.	120,390
4,949	Nielsen Holdings NV	228,198
5,034	Norfolk Southern Corp.	511,756
3,480	Northrop Grumman Corp.	428,980
5,767	PACCAR, Inc.	359,111
1,806	Pall Corp.	139,911
2,414	Parker Hannifin Corp.	277,489
3,168	Pentair PLC (United Kingdom)	202,974
3,236	Pitney Bowes, Inc.	87,566
2,360	Precision Castparts Corp.	539,968
3,522	Quanta Services, Inc.(b)	117,952
5,075	Raytheon Co.	460,658
4,323	Republic Services, Inc.	163,971
2,212	Robert Half International, Inc.	107,614
2,258	Rockwell Automation, Inc.	252,128
2,186	Rockwell Collins, Inc.	160,168
1,616	Roper Industries, Inc.	232,817
850	Ryder System, Inc.	73,210
953	Snap-on, Inc.	114,551
11,277	Southwest Airlines Co.	318,914
2,544	Stanley Black & Decker, Inc.	222,473
1,366	Stericycle, Inc.(b)	160,710
4,541	Textron, Inc.	165,156
7,482	Tyco International Ltd.	322,848
14,748	Union Pacific Corp.	1,449,876
11,445	United Parcel Service, Inc., Class B	1,111,195
13,724	United Technologies Corp.	1,443,079
994	W.W. Grainger, Inc.	233,739
7,054	Waste Management, Inc.	316,654
2,957	Xylem, Inc.	104,352
		28,488,046
	Information Technology - 14.4%
10,311	Accenture PLC, Class A	817,456
7,557	Adobe Systems, Inc.(b)	522,264
2,897	Akamai Technologies, Inc.(b)	170,981
877	Alliance Data Systems Corp.(b)	230,028
5,094	Altera Corp.	166,676
2,574	Amphenol Corp., Class A	247,542
5,092	Analog Devices, Inc.	252,716
98,092	Apple, Inc.	9,374,652
19,807	Applied Materials, Inc.	415,155
3,705	Autodesk, Inc.(b)	197,662
7,852	Automatic Data Processing, Inc.	638,446
4,122	Avago Technologies Ltd., Class A (Singapore)	285,984
9,029	Broadcom Corp., Class A	345,450
5,208	CA, Inc.	150,407
83,393	Cisco Systems, Inc.	2,104,005
2,649	Citrix Systems, Inc.(b)	179,417
9,927	Cognizant Technology Solutions Corp., Class A(b)	486,919
2,367	Computer Sciences Corp.	147,677
21,310	Corning, Inc.	418,741
18,543	eBay, Inc.(b)	979,070
5,097	Electronic Arts, Inc.(b)	171,259
33,303	EMC Corp.	975,778
1,236	F5 Networks, Inc.(b)	139,161
27,979	Facebook, Inc., Class A(b)	2,032,674
4,697	Fidelity National Information Services, Inc.	264,911
1,136	First Solar, Inc.(b)	71,693
4,036	Fiserv, Inc.(b)	248,900
2,320	FLIR Systems, Inc.	77,210
4,602	Google, Inc., Class A(b)	2,667,089
4,602	Google, Inc., Class C(b)	2,630,503
1,756	Harris Corp.	119,882
30,431	Hewlett-Packard Co.	1,083,648
81,009	Intel Corp.	2,745,395
15,482	International Business Machines Corp.	2,967,435
4,592	Intuit, Inc.	376,406
2,988	Jabil Circuit, Inc.	59,640
7,664	Juniper Networks, Inc.(b)	180,411
2,675	KLA-Tencor Corp.	191,236

Schedule of Investments(a)

2,634	Lam Research Corp.	$184,380
3,872	Linear Technology Corp.	170,891
16,354	MasterCard, Inc., Class A	1,212,649
3,240	Microchip Technology, Inc.	145,865
17,418	Micron Technology, Inc.(b)	532,120
122,295	Microsoft Corp.	5,278,252
3,675	Motorola Solutions, Inc.	234,024
5,368	NetApp, Inc.	208,493
9,058	NVIDIA Corp.	158,515
55,887	Oracle Corp.	2,257,276
5,263	Paychex, Inc.	215,836
27,463	QUALCOMM, Inc.	2,024,023
3,110	Red Hat, Inc.(b)	180,753
9,201	Salesforce.com, Inc.(b)	499,154
3,684	SanDisk Corp.	337,860
5,308	Seagate Technology PLC	311,049
11,275	Symantec Corp.	266,766
6,628	TE Connectivity Ltd. (Switzerland)	410,207
2,604	Teradata Corp.(b)	109,785
17,588	Texas Instruments, Inc.	813,445
2,663	Total System Services, Inc.	85,216
2,031	VeriSign, Inc.(b)	109,776
8,181	Visa, Inc., Class A	1,726,273
3,417	Western Digital Corp.	341,119
8,757	Western Union Co. (The)	152,985
17,757	Xerox Corp.	235,458
4,397	Xilinx, Inc.	180,849
15,250	Yahoo!, Inc.(b)	546,102
		54,063,600
	Materials - 2.6%
3,450	Air Products & Chemicals, Inc.	455,227
1,081	Airgas, Inc.	115,581
19,061	Alcoa, Inc.	312,410
1,789	Allegheny Technologies, Inc.	67,356
1,567	Avery Dennison Corp.	73,978
2,290	Ball Corp.	140,285
1,622	Bemis Co., Inc.	63,274
836	CF Industries Holdings, Inc.	209,284
19,580	Dow Chemical Co. (The)	999,951
14,964	E.I. du Pont de Nemours & Co.	962,335
2,432	Eastman Chemical Co.	191,593
4,415	Ecolab, Inc.	479,160
2,156	FMC Corp.	140,614
16,900	Freeport-McMoRan Copper & Gold, Inc.	629,018
1,318	International Flavors & Fragrances, Inc.	133,105
7,065	International Paper Co.	335,588
6,796	LyondellBasell Industries NV, Class A	722,075
1,001	Martin Marietta Materials, Inc.	124,354
2,713	MeadWestvaco Corp.	113,403
8,512	Monsanto Co.	962,622
5,267	Mosaic Co. (The)	242,861
8,114	Newmont Mining Corp.	202,120
5,207	Nucor Corp.	261,496
2,658	Owens-Illinois, Inc.(b)	82,903
2,255	PPG Industries, Inc.	447,302
4,759	Praxair, Inc.	609,818
3,174	Sealed Air Corp.	101,949
1,366	Sherwin-Williams Co. (The)	281,710
1,916	Sigma-Aldrich Corp.	192,405
2,114	Vulcan Materials Co.	133,457
		9,787,234
	Telecommunication Services - 1.9%
84,455	AT&T, Inc.	3,005,753
9,315	CenturyLink, Inc.	365,521
16,159	Frontier Communications Corp.	105,841
67,370	Verizon Communications, Inc.	3,396,795
9,701	Windstream Holdings, Inc.	111,174
		6,985,084
	Utilities - 2.2%
10,757	AES Corp. (The)	157,160
1,922	AGL Resources, Inc.	99,252
3,943	Ameren Corp.	151,608
7,937	American Electric Power Co., Inc.	412,645

6,966	CenterPoint Energy, Inc.	$169,413
4,406	CMS Energy Corp.	127,466
4,748	Consolidated Edison, Inc.	266,315
9,472	Dominion Resources, Inc.	640,686
2,883	DTE Energy Co.	212,823
11,530	Duke Energy Corp.	831,659
5,297	Edison International	290,276
2,916	Entergy Corp.	212,372
13,977	Exelon Corp.	434,405
6,816	FirstEnergy Corp.	212,727
1,305	Integrys Energy Group, Inc.	85,556
7,103	NextEra Energy, Inc.	666,901
5,102	NiSource, Inc.	192,243
5,116	Northeast Utilities	224,592
5,499	NRG Energy, Inc.	170,249
4,059	Pepco Holdings, Inc.	108,984
7,581	PG&E Corp.	338,643
1,811	Pinnacle West Capital Corp.	96,870
10,283	PPL Corp.	339,236
8,222	Public Service Enterprise Group, Inc.	289,168
2,323	SCANA Corp.	118,194
3,707	Sempra Energy	369,625
14,500	Southern Co. (The)	627,705
3,775	TECO Energy, Inc.	65,912
3,675	Wisconsin Energy Corp.	160,157
8,171	Xcel Energy, Inc.	251,667
		8,324,509
	Total Common Stocks and Other Equity Interests (Cost $266,236,429)	278,958,081
	Money Market Fund - 21.7%
81,432,293	Invesco Premier Portfolio - Institutional Class(d) (Cost $81,432,293)	81,432,293

	Total Investments (Cost $347,668,722)(e) - 96.0%	360,390,374
	Other assets less liabilities(f) - 4.0%	14,889,683
	Net Assets - 100.0%	$375,280,057

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in Invesco Ltd. for the nine months ended July 31, 2014.

	Value October 31, 2013	Pur- chases at Cost	Proceeds from Sales	Change in Unreali- zed Appre- ciation	Reali- zed Gain	Value July 31, 2014	Divid- end Income
Invesco Ltd.	$72,596	$316,185	$(136,685)	$9,322	$5,040	$266,458	$2,374

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $12,721,652, which consisted of aggregate gross unrealized appreciation of $15,020,631 and aggregate gross unrealized depreciation of $2,298,979.
(f)	Includes net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open Futures Contracts
	Number of Contracts	Expiration Date/ Commitment	Notional Value	Unrealized Appreciation/ (Depreciation)

CBOE Volatility Index (VIX) Futures	1,365	August- 2014/Long	$20,748,000	$2,740,579
CBOE Volatility Index (VIX) Futures	1,112	September- 2014/Long	17,236,000	1,569,688
S&P 500 E-Mini Futures	606	September- 2014/Long	58,321,440	(751,822)

			$96,305,440	$3,558,445

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the fund listed below, as of July 31, 2014, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The appreciation (depreciation) on futures contracts held in PowerShares China-A Share Portfolio and PowerShares S&P 500® Downside Hedged Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Multi-Strategy Alternative Portfolio
Equity Securities	$20,140,482	$-	$-	$20,140,482
Forward Foreign Currency Contracts(a)	-	(18,879)	-	(18,879)
Futures(a)	26,023	-	-	26,023

Total Investments	$20,166,505	$(18,879)	$-	$20,147,626

(a)	Unrealized appreciation (depreciation).

Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2014:

	Value
	PowerShares China A- Share Portfolio		PowerShares Multi- Strategy Alternative Portfolio		PowerShares S&P 500® Downside Hedged Portfolio
Risk Exposure/ Derivative Type(a)	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Currency risk:
Forward foreign currency contracts	$-	$-	$64,820	$(83,699)	$-	$-
Equity risk:
Futures contracts	55,099	-	138,479	(55,983)	4,310,267	(751,822)
Interest rate risk:
Futures contracts	-	-	-	(56,473)	-	-

Total	$55,099	-	$203,299	$(196,155)	$4,310,267	$(751,822)

(a)	Includes cumulative appreciation (depreciation) of futures contracts and forward foreign currency contracts.

Effect of Derivative Investments for the nine months ended July 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Gain (Loss)
	PowerShares China A-Share Portfolio	PowerShares Multi- Strategy Alternative Portfolio		PowerShares S&P 500® Downside Hedged Portfolio
	Futures	Futures	Forward Foreign Currency Contracts	Futures
Realized Gain (Loss):
Currency risk	$-	$-	$(18,107)	$-
Equity risk	(22,753)	(91,248)	-	(5,051,548)
Interest rate risk	-	(6,703)	-	-
Change in Unrealized Appreciation (Depreciation):
Currency risk	-	-	(18,879)	-
Equity risk	22,998	82,496	-	3,620,132
Interest rate risk	-	(56,473)	-	-

Total	$245	$(71,928)	$(36,986)	$(1,431,416)

The table below summarizes the average notional value of futures contracts and forward foreign currency contracts outstanding during the period.

	Average Notional Value
	China A-Share Portfolio	Multi-Strategy Alternative Portfolio	PowerShares S&P 500® Downside Hedged Portfolio
Futures contracts	$2,310,086	$54,174,573	$48,696,392
Forward foreign currency contracts	N/A	$7,980,698	N/A

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            PowerShares Actively Managed Exchange-Traded Fund Trust

By (Signature and Title)        /s/ Andrew Schlossberg

                                                 Andrew Schlossberg

                                                 President

Date  September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Andrew Schlossberg

                                                 Andrew Schlossberg

                                                 President

Date  September 29, 2014

By (Signature and Title)         /s/ Steven Hill

                                                   Steven Hill

                                                   Treasurer

Date  September 29, 2014